Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Restricted Net Assets [Abstract]
Restricted Net Assets
24.	Restricted net assets
Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiary and the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiary and the VIEs in the PRC are required to annually appropriate 10% of their net after-tax
income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiary and the VIEs subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiary in the PRC and the VIEs. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiary and the VIEs to satisfy any obligations of the Company.
Since the Group has a consolidated shareholders’ deficit, its net asset base for purposes of calculating the proportionate share of restricted net assets of consolidated subsidiaries should be zero. Therefore, the restrictions placed on the net assets of the Company’s PRC subsidiaries with positive equity would result in the 25 percent threshold being exceeded and a corresponding requirement to provide parent company financial information (See Additional Information: Condensed Financial Statements of Parent Company).